Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) $ in Millions	Dec. 31, 2021 USD ($) entity	Dec. 31, 2020 USD ($) entity	Dec. 31, 2019 USD ($)
Disclosure of unconsolidated structured entities [line items]
Trading assets	$ 248,842	$ 231,990
– financial assets designated and otherwise mandatorily measured at fair value	49,804	45,553
– loans and advances to customers	1,045,814	1,037,987	$ 1,036,743
– financial investments	15,283	20,151
– other liabilities	$ 22,430	$ 22,721
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	3,570	3,485
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 38,000	$ 33,900
Trading assets	2,700	3,500
– financial assets designated and otherwise mandatorily measured at fair value	25,500	22,400
– loans and advances to customers	7,900	5,900
– financial investments	1,200	1,500
– other assets	700	600
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	400	300
– other liabilities	400	300
Other off-balance sheet commitments	6,800	6,700
HSBC's maximum exposure	$ 44,400	$ 40,900
Total | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,835	1,855
Total | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,041	838
Total | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	468	421
Total | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	211	325
Total | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	15	46
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	107	95
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 4,800	$ 4,400
Trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to customers	4,800	4,400
– financial investments	0	0
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	100	100
HSBC's maximum exposure	$ 4,900	$ 4,500
Securitisations | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	96	86
Securitisations | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	11	9
Securitisations | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	461	437
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 10,800	$ 9,900
Trading assets	200	300
– financial assets designated and otherwise mandatorily measured at fair value	10,000	8,600
– loans and advances to customers	0	0
– financial investments	600	1,000
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	900	500
HSBC's maximum exposure	$ 11,700	$ 10,400
HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	294	292
HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	116	94
HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	33	32
HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	14	14
HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	4	5
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,962	2,904
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 18,600	$ 17,500
Trading assets	2,400	3,200
– financial assets designated and otherwise mandatorily measured at fair value	15,500	13,800
– loans and advances to customers	100	0
– financial investments	600	500
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	4,600	4,900
HSBC's maximum exposure	$ 23,200	$ 22,400
Non-HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,408	1,430
Non-HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	911	733
Non-HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	435	389
Non-HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	197	311
Non-HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	11	41
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	40	49
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 3,800	$ 2,100
Trading assets	100	0
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to customers	3,000	1,500
– financial investments	0	0
– other assets	700	600
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	400	300
– other liabilities	400	300
Other off-balance sheet commitments	1,200	1,200
HSBC's maximum exposure	$ 4,600	$ 3,600
Other | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	37	47
Other | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	3	2
Other | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0